Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	000-54530
Entity Registrant Name	GBT TECHNOLOGIES INC.
Entity Central Index Key	0001471781
Entity Tax Identification Number	27-0603137
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	117 W 9th St
Entity Address, Address Line Two	Suite 1214
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90015
City Area Code	213
Local Phone Number	784-1640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not applicable.
Entity Emerging Growth Company	false